Janus Henderson Developed World Bond Fund Expense Example, No Redemption - Class A C S I N T Shares [Member] - Janus Henderson Developed World Bond Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 555
Expense Example, No Redemption, 3 Years	790
Expense Example, No Redemption, 5 Years	1,043
Expense Example, No Redemption, 10 Years	1,768
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	160
Expense Example, No Redemption, 3 Years	538
Expense Example, No Redemption, 5 Years	941
Expense Example, No Redemption, 10 Years	1,901
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	109
Expense Example, No Redemption, 3 Years	963
Expense Example, No Redemption, 5 Years	1,833
Expense Example, No Redemption, 10 Years	4,079
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	226
Expense Example, No Redemption, 5 Years	408
Expense Example, No Redemption, 10 Years	935
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	200
Expense Example, No Redemption, 5 Years	354
Expense Example, No Redemption, 10 Years	803
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	283
Expense Example, No Redemption, 5 Years	500
Expense Example, No Redemption, 10 Years	$ 1,122